TAXES ON INCOME (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U.S. federal tax rate	23.00%	23.00%	23.00%
Carry forward losses		$ 6,141	$ 2,568
ISRAEL
U.S. federal tax rate		23.00%
Carry forward losses		$ 12,800
UNITED STATES
U.S. federal tax rate		21.00%
Carry forward losses		$ 13,744